Securities purchased (sold) under resale (repurchase) agreements - Securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	R$ 71,779,721	R$ 33,340,511
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	22,057,137	14,888,978
Available Portfolio [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	2,885,843	2,760,296
National Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	13,742,957	3,274,568
National Treasury Notes
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	29,235,747	8,456,861
Financial Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	2,892,362	1,867,365
Debentures [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	14,889,816	8,776,735
Real Estate Receivable Certificates
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	9,260,382	9,201,853
Agribusiness Receivables Certificates (CRA) [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	1,741,369	808,682
Other securities sold under repurchase agreements [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	R$ 17,088	R$ 954,447